Financial Instruments and Risk Analysis - Additional Information (Detail)	3 Months Ended					9 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Foreign Exchange Risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt subject to floating rate								46.10%	32.90%
Foreign Exchange Contract | Foreign Exchange Risk | Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exchange rate depreciation percentage								25.00%	50.00%
Interest Rate Contract | Foreign Exchange Risk | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exchange rate fluctuation risk		6.98%	6.56%	6.60%	6.75%		7.00%
Interest Rate Contract | Foreign Exchange Risk | Probable Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt subject to floating rate						25.00%
Interest Rate Contract | Foreign Exchange Risk | Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt subject to floating rate						50.00%
Short-term Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Consolidated cash investments with counterparties								94.14%
Subsequent Event | Interest Rate Contract | Foreign Exchange Risk | TJLP Indexed Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exchange rate fluctuation risk	7.03%
Borrowings and Financing | Foreign Exchange Contract | Foreign Exchange Risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Borrowings and financing percent of total liabilities								53.60%	72.90%